LEASES	12 Months Ended
Dec. 31, 2020
LEASES [Abstract]
LEASES
NOTE 4.    LEASES

In January 2016, the IASB issued IFRS 16 - Leases. IFRS 16 requires that a lessee recognize a liability to make lease payments and a right-of-use (“ROU”) asset representing its right to use the underlying asset for the lease term. IFRS 16 eliminates the dual accounting model for lessees and introduces a single, on-balance sheet accounting model. Entities may choose to apply IFRS 16 using either a full retrospective or a modified retrospective approach during transition. The guidance became effective for us on January 1, 2019.

Technip Energies Group adopted IFRS 16 on January 1, 2019, electing the modified retrospective approach and did not restate comparative amounts for the prior periods presented. Technip Energies Group elected certain practical expedients permitted under IFRS 16, including the practical expedient for short-term leases in which a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities for leases with a term of 12 months or less and do not include an option to purchase the underlying asset, as well as a similar practical expedient for low-value assets. Lease cost of short-term leases are recognized on a straight-line basis over the lease term and disclosed within the combined financial statements. Management believes short-term lease commitments are not materially different than the short-term lease cost for the period.

In addition, Technip Energies Group elected the transition practical expedient available to lessees and lessors for grandfathering the lease definition previously identified under the pre-existing guidance. Technip Energies Group also elected the practical expedient of portfolio approach to make judgments and estimates about discount rate or lease term to leases with similar characteristics.

Adoption of the new lease accounting guidance had a material impact on the combined statement of financial position. On January 1, 2019, Technip Energies Group (1) recognized a lease liability of approximately €334.8 million which represents the present value of the remaining lease payments, discounted using the applicable weighted average incremental borrowing rates of TechnipFMC, and (2) recognized a ROU asset of approximately €299.3 million, which represents the lease liability of €334.8 million adjusted for accrued and prepaid rent, lease incentives, and other balances.
Technip Energies Group leases real estate, including land, buildings and warehouses, machinery/equipment, vehicles, and various types of manufacturing and data processing equipment, from a lessee perspective. Leases of real estate generally provide for payment of property taxes, insurance, and repairs by Technip Energies Group.
Management determines if an arrangement is a lease at inception by assessing whether an identified asset exists and if Technip Energies Group has the right to control the use of the identified asset. Leases are included in right-of-use assets, lease liabilities (current), and lease liabilities (non-current) on the combined statements of financial position. Right-of-use assets represent Technip Energies Group’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. Right-of-use assets and liabilities are recognized at the commencement date based on the present value of the remaining lease payments over the lease term. With the exception of rare cases in which the implicit rate is readily determinable, Technip Energies Group uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The right-of-use assets also includes any lease prepayments made and excludes lease incentives Technip Energies Group received from the lessor. Lease cost for lease payments is recognized on a front-loaded expense pattern over the lease term. Technip Energies Group leases do not contain any material restrictive covenants.

Lease terms within lessee arrangements may include options to extend/renew or terminate the lease and/or purchase the underlying asset when it is reasonably certain that Technip Energies Group will exercise that option. For termination options, they are only considered when Technip Energies Group is reasonably certain not to exercise that option. Technip Energies Group applies a portfolio approach by asset class to determine lease term renewals. The leases within these portfolios are categorized by asset class and have initial lease terms that vary depending on the asset class. The renewal terms range from 60 days to 5 years for asset classes such as temporary residential housing, forklifts, vehicles, and office and IT equipment, and up to 15 years or more for commercial real estate. Short-term leases with an initial term of 12 months or less that do not include a purchase option are not recorded on the statement of financial position. Lease costs for short-term leases are recognized on a straight-line basis over the lease term and amounts related to short-term leases are disclosed within the combined financial statements.

Technip Energies Group has variable lease payments, including adjustments to lease payments based on an index or rate (such as the Consumer Price Index), fair value adjustments to lease payments, and common area maintenance, real estate taxes, and insurance payments in triple-net real estate leases. Variable lease payments that depend on an index or a rate (such as the Consumer Price Index or a market interest rate) are included when measuring initial lease liability of lease arrangements using the payments’ base rate or index. Technip Energies Group remeasures the lease liability when there is a change in future lease payments resulting from a change in such index or rate. Variable payments that do not depend on an index or rate are recognized in profit or loss and are disclosed as ‘variable lease cost’ in the period they are incurred.

Technip Energies Group adopted the practical expedient to not separate lease and non-lease components for all asset classes.

Technip Energies Group currently subleases certain of its leased real estate to third parties. The subleases will be classified as operating leases by the sublessor under IFRS 16.

The following table is a summary of amounts recognized in the combined statement of income for the year ended December 31, 2020 and 2019:

Components of lease cost	Year Ended December 31,
(In millions)	2020	2019
Depreciation of right-of-use assets	€94.8	€98.9
Interest expense on lease liabilities	8.4	10.4
Short-term lease costs	2.4	4.4
Sublease income	€3.9	€4.8

The table below shows the ending balance and depreciation of right-of-use assets by types of assets:

	Year Ended December 31,		As of December 31,
	2020	2019	2020	2019
(In millions)	Depreciation	Depreciation	Net Book Value	Net Book Value
Real estate	€98.5	€40.8	€178.3	€217.0
Vessels	-	56.7	-	11.7
IT equipment	1.6	1.0	2.0	3.0
Machinery and equipment	3.6	0.4	3.5	1.5
Office furniture and equipment	0.1	-	0.7	0.1
Total	€103.8	€98.9	€184.5	€233.3

The following is the lease liability recorded as of December 31, 2020 and 2019:

	As of December 31,
(In millions except for discount rate)	2020	2019
Total lease liabilities	€244.3	€284.7
Current lease liabilities	42.0	68.3
Non-current lease liabilities	€202.3	€216.4

Weighted average discount rate	4.0%	4.4%

Supplemental cash flow information related to leases for the year ended December 31, 2020 and 2019 is as follows:

	Year Ended December 31,
(In millions)	2020	2019
Payments for the principal portion of lease liabilities	€105.3	€117.3
Right-of-use assets obtained in exchange for lease obligations	11.7	40.1

The following table is a summary of the maturity of lease liabilities for leases as of December 31, 2020:

(In millions)	Lease liabilities
2021	€56.9
2022	41.8
2023	35.4
2024	31.9
2025	15.4
Thereafter	89.7
Total lease payments	271.1
Less: Imputed interest (a)	26.8
Total lease liabilities (b)	€244.3

Note: For leases commencing prior to 2019, minimum lease payments exclude payments to landlords for real estate taxes and common area maintenance.

(a)	Calculated using the interest rate for each lease.

(b)	Includes the current portion of €42.0 million for lease liabilities.

The Technip Energies Group leases office space, manufacturing facilities and various types of manufacturing and data processing equipment. Leases of real estate generally provide for payment of property taxes, insurance and repairs by us. Prior to 2019, substantially all of the Technip Energies Group’s leases are classified as operating leases. Rent expense under operating leases amounted to €74.0 million in 2018.

The following table is a summary of the maturity of lease liabilities for leases as of December 31, 2019:

(In millions)	Lease liabilities
2020	€75.5
2021	56.5
2022	46.2
2023	36.2
2024	31.8
Thereafter	76.6
Total lease payments	322.8
Less: Imputed interest (a)	38.1
Total lease liabilities (b)	€284.7

At December 31, 2018, future minimum rental payments under noncancelable operating leases before the adoption of IFRS 16 were:

(In millions)	Lease liabilities
2019	€70.6
2020	62.4
2021	53.0
2022	44.9
2023	39.7
Thereafter	148.9
Total lease payments	419.5
Less: Imputed interest (a)	17.0
Total lease liabilities (b)	€402.5

As of December 31, 2020, Technip Energies Group has an additional lease for its future office building in Paris, France that has not yet commenced for €210.3 million. This lease will commence in year 2021 with a lease term of 9 years.